Equity (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of changes in equity [Line Items]
Actuarial gain on defined benefit plans		$ (1,548,043)		$ (1,153,442)		$ 1,404,602
Cash flow hedges for future exports (Note 30.2.2)		159,294
Foreign currency translation		15,934		(724,395)
Equity		48,215,699		43,560,501		43,100,963	$ 48,534,228
Other comprehensive income attributable to owners of parent [member]
Disclosure of changes in equity [Line Items]
Actuarial gain on defined benefit plans		(553,091)		994,953
Gain (loss) on equity instruments measured at fair value (1)	[1]	0		7,828
Cash flow hedges for future exports (Note 30.2.2)		159,295		244,131
Hedge of a net investment in a foreign operation (Note 30.2.3)		(97,362)		(155,359)
Cash flow hedge with derivative instruments		6,942		(19,042)
Others		0		11,817
Foreign currency translation		7,883,231		8,138,382
Equity		$ 7,399,015	[1]	$ 9,222,710	[1]	$ 10,846,004	$ 3,980,749

[1]	During 2016 the Group reclassified to the statement of profit or loss COP$68,497 (2015 - COP$19,405) arising from the realization of accumulated fair value gains on equity of assets available for sale - Empresa de Energía de Bogotá and Interconexión Eléctrica S.A.